United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/10

Date of Reporting Period:  Quarter ended 3/31/10

Item 1.                      Schedule of Investments

Federated Corporate Bond Strategy Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 96.6%
		Basic Industry — Chemicals – 3.0%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	15,759
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	636,162
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	256,851
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	85,104
100,000		Rohm & Haas Co., 6.00%, 9/15/2017	106,368
		TOTAL	1,100,244
		Basic Industry — Metals & Mining – 6.4%
95,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	95,512
150,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	155,701
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	128,191
470,000		ArcelorMittal USA, Inc., Company Guarantee, 9.75%, 4/1/2014	487,684
100,000		ArcelorMittal, 6.125%, 6/1/2018	104,674
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	79,907
125,000		Barrick Gold Corp., 6.95%, 4/1/2019	143,100
259,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	261,741
100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	96,185
470,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	516,417
50,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	56,251
100,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	128,294
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	109,373
		TOTAL	2,363,030
		Basic Industry — Paper – 1.6%
100,000		International Paper Co., Bond, 7.30%, 11/15/2039	107,268
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	278,522
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	96,632
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	105,795
		TOTAL	588,217
		Capital Goods — Aerospace & Defense – 1.8%
125,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	130,721
150,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	153,375
175,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	181,562
100,000		Goodrich Corp., 4.875%, 3/1/2020	100,831
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	97,648
		TOTAL	664,137
		Capital Goods — Building Materials – 1.1%
100,000		Masco Corp., Note, 5.875%, 7/15/2012	104,528
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	30,304
135,000		RPM International, Inc., 6.50%, 2/15/2018	140,929
105,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	109,379
		TOTAL	385,140
		Capital Goods — Diversified Manufacturing – 4.0%
30,000		Harsco Corp., 5.75%, 5/15/2018	29,741
70,000		Hubbell, Inc., 5.95%, 6/1/2018	73,508
100,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	116,567
100,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	112,743

Principal Amount or Shares			Value
$100,000		Roper Industries, Inc., 6.625%, 8/15/2013	111,535
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	106,159
50,000		Textron Financial Corp., 5.40%, 4/28/2013	51,406
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	110,840
100,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	101,636
100,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	107,864
350,000		Tyco International Finance SA, Company Guarantee, 6.375%, 10/15/2011	375,173
150,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	154,782
		TOTAL	1,451,954
		Capital Goods — Environmental – 1.2%
125,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	133,197
200,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	204,974
25,000		Waste Management, Inc., 7.375%, 3/11/2019	29,012
75,000		Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029	85,021
		TOTAL	452,204
		Communications — Media & Cable – 4.9%
225,000		Comcast Corp., 7.05%, 3/15/2033	244,509
315,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	334,100
100,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	111,264
50,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	58,705
120,000		Cox Communications, Inc., 7.125%, 10/1/2012	134,197
125,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	135,259
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	94,980
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	508,126
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	62,084
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	107,199
		TOTAL	1,790,423
		Communications — Media Noncable – 1.7%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	103,234
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	105,442
75,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	88,344
150,000		News America, Inc., 5.65%, 8/15/2020	157,331
150,000		News America, Inc., 6.90%, 8/15/2039	163,403
		TOTAL	617,754
		Communications — Telecom Wireless – 0.8%
125,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	136,606
150,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	154,215
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	5,343
		TOTAL	296,164
		Communications — Telecom Wirelines – 3.0%
300,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	297,702
420,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	443,353
90,000		Rogers Communications, Inc., 5.50%, 3/15/2014	96,885
100,000		Rogers Communications, Inc., 6.80%, 8/15/2018	113,696
20,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	20,361
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	45,010
80,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	87,157
		TOTAL	1,104,164

Principal Amount or Shares			Value
		Consumer Cyclical — Automotive – 2.8%
$50,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	58,639
50,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	55,472
165,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	202,809
170,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	179,305
180,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	179,497
250,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	251,166
100,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	103,097
		TOTAL	1,029,985
		Consumer Cyclical — Entertainment – 2.5%
195,000		Time Warner, Inc., 5.50%, 11/15/2011	207,042
200,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	198,379
450,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	495,269
		TOTAL	900,690
		Consumer Cyclical — Lodging – 0.3%
125,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	123,931
		Consumer Cyclical — Retailers – 1.2%
40,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	44,804
100,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	111,706
175,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	188,419
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	75,469
		TOTAL	420,398
		Consumer Non-Cyclical — Food/Beverage – 4.0%
80,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	91,432
250,000		Kraft Foods, Inc., 5.625%, 11/1/2011	265,625
400,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	437,972
270,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	272,231
250,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	273,999
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	103,976
30,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	29,920
		TOTAL	1,475,155
		Consumer Non-Cyclical — Health Care – 2.7%
125,000		Boston Scientific Corp., 4.50%, 1/15/2015	119,923
50,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	52,015
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	38,342
200,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	213,082
210,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	215,413
50,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	49,090
10,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	9,615
75,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	78,855
180,000	[1,2]	Thermo Fisher Scientific, Inc., Sr. Note, Series 144A, 2.15%, 12/28/2012	179,358
50,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	48,759
		TOTAL	1,004,452
		Consumer Non-Cyclical — Products – 1.7%
100,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	101,714
90,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	89,082
35,000		Philips Electronics NV, 5.75%, 3/11/2018	37,297
140,000		Whirlpool Corp., 5.50%, 3/1/2013	146,642
220,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	241,910
		TOTAL	616,645

Principal Amount or Shares			Value
		Consumer Non-Cyclical — Supermarkets – 0.6%
$100,000		Kroger Co., Bond, 6.90%, 4/15/2038	112,089
100,000		Kroger Co., Note, 6.80%, 12/15/2018	112,616
		TOTAL	224,705
		Consumer Non-Cyclical — Tobacco – 1.9%
415,000		Altria Group, Inc., 9.25%, 8/6/2019	502,113
200,000		Reynolds American, Inc., Company Guarantee, 7.25%, 6/15/2037	204,000
		TOTAL	706,113
		Energy — Independent – 4.4%
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	133,881
50,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	54,165
150,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	160,434
100,000		Devon Energy Corp., 6.30%, 1/15/2019	111,827
800,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	822,589
240,000	[1,2]	Petroleos Mexicanos, Note, Series 144A, 6.00%, 3/5/2020	246,344
71,454	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	76,585
		TOTAL	1,605,825
		Energy — Integrated – 1.4%
100,000		Hess Corp., 7.00%, 2/15/2014	114,253
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	112,125
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	90,461
200,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.50%, 6/15/2038	209,271
		TOTAL	526,110
		Energy — Oil Field Services – 0.6%
100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	124,517
100,000		Weatherford International Ltd., 7.00%, 3/15/2038	105,339
		TOTAL	229,856
		Energy — Refining – 2.2%
150,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	157,291
450,000		Valero Energy Corp., 9.375%, 3/15/2019	535,263
125,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	127,375
		TOTAL	819,929
		Financial Institution — Banking – 3.9%
150,000		Capital One Capital VI, 8.875%, 5/15/2040	164,593
240,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	274,942
30,000		Capital One Capital IV, 6.745%, 2/17/2037	26,175
170,000		Capital One Capital V, 10.25%, 8/15/2039	201,925
125,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	127,451
210,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	233,933
265,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	273,341
35,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	37,568
50,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	50,613
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	49,474
		TOTAL	1,440,015
		Financial Institution — Brokerage – 4.2%
100,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	100,316
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	10,834
75,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	78,182
50,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	51,743
50,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	49,759

Principal Amount or Shares			Value
$385,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	430,204
80,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	79,810
540,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	617,139
125,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	125,923
		TOTAL	1,543,910
		Financial Institution — Finance Noncaptive – 2.2%
300,000		Discover Bank, Sub., 8.70%, 11/18/2019	329,125
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	90,000
300,000		International Lease Finance Corp., 4.875%, 9/1/2010	300,027
30,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	33,034
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	69,123
		TOTAL	821,309
		Financial Institution — Insurance — Health – 1.0%
75,000		Aetna US Healthcare, 5.75%, 6/15/2011	78,763
75,000		Anthem, Inc., 6.80%, 8/1/2012	83,118
25,000		CIGNA Corp., 6.35%, 3/15/2018	26,773
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	53,427
100,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	113,457
		TOTAL	355,538
		Financial Institution — Insurance — Life – 3.2%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	90,560
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	128,886
100,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	107,958
100,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	106,767
170,000		Prudential Financial, Inc., 5.15%, 1/15/2013	180,342
150,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	171,983
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	206,254
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	161,504
		TOTAL	1,154,254
		Financial Institution — Insurance — P&C – 3.0%
109,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	117,320
400,000		CNA Financial Corp., 6.50%, 8/15/2016	410,155
100,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	104,368
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	52,347
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	76,329
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	130,953
75,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	86,337
25,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	24,665
75,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	82,402
		TOTAL	1,084,876
		Financial Institution — REITs – 5.0%
100,000		AMB Property LP, 6.30%, 6/1/2013	107,135
100,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	102,178
100,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	105,349
100,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	104,075
75,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	72,683
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	205,214
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	232,027
100,000		Liberty Property LP, 6.625%, 10/1/2017	102,563

Principal Amount or Shares			Value
$230,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	224,415
130,000		Prologis, Sr. Note, 5.50%, 4/1/2012	137,958
240,000		Prologis, Sr. Note, 6.875%, 3/15/2020	237,477
70,000		Prologis, Sr. Note, 7.625%, 8/15/2014	76,609
50,000		Simon Property Group LP, 6.125%, 5/30/2018	51,412
75,000		Simon Property Group, Inc., 6.35%, 8/28/2012	80,645
		TOTAL	1,839,740
		Sovereign – 0.3%
100,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	105,000
		Technology – 2.1%
140,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	140,396
100,000		BMC Software, Inc., 7.25%, 6/1/2018	110,411
240,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	266,351
45,000		Harris Corp., 5.95%, 12/1/2017	48,143
100,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	106,244
100,000		KLA-Tencor Corp., 6.90%, 5/1/2018	108,767
		TOTAL	780,312
		Transportation — Airlines – 0.2%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	75,064
		Transportation — Railroads – 1.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	79,880
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	108,083
100,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	107,695
125,000		Union Pacific Corp., 4.875%, 1/15/2015	132,287
		TOTAL	427,945
		Transportation — Services – 0.4%
100,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	109,877
34,000		Ryder System, Inc., 5.95%, 5/2/2011	35,612
		TOTAL	145,489
		Utility — Electric – 8.0%
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	227,444
50,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	60,900
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	72,164
75,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	80,943
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	111,027
50,000		Dominion Resources, Inc., 8.875%, 1/15/2019	63,437
50,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	50,984
125,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	134,809
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	60,712
6,000		FirstEnergy Corp., 6.45%, 11/15/2011	6,366
250,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	256,109
420,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	421,399
75,700	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	83,703
110,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	128,772
180,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	176,925
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	265,984
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	50,796
125,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	133,616
130,000	[1,2]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	130,846

Principal Amount or Shares			Value
$30,000		Progress Energy, Inc., 7.05%, 3/15/2019	34,059
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	79,152
100,000		Union Electric Co., 6.00%, 4/1/2018	105,931
150,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	156,359
50,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	54,591
		TOTAL	2,947,028
		Utility — Natural Gas Distributor – 1.4%
250,000		Atmos Energy Corp., 4.95%, 10/15/2014	264,859
25,000		Atmos Energy Corp., 5.125%, 1/15/2013	26,836
120,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	118,685
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	84,220
		TOTAL	494,600
		Utility — Natural Gas Pipelines – 4.7%
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	80,291
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	82,372
100,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	107,503
50,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	52,771
415,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	504,346
200,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	217,689
125,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	118,299
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	438,087
120,000	[1,2]	Williams Partners LP, 5.25%, 3/15/2020	120,475
		TOTAL	1,721,833
		TOTAL CORPORATE BONDS (IDENTIFIED COST $33,912,173)	35,434,138
		Governments/Agencies – 1.8%
		Sovereign – 1.8%
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	218,250
210,000		Mexico, Government of, Note, 5.625%, 1/15/2017	227,106
206,000		United Mexican States, 6.75%, 9/27/2034	228,217
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $611,508)	673,573
		MUTUAL FUND – 0.1%
39,541	[3,4]	Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	39,541
		TOTAL INVESTMENTS — 98.5% (IDENTIFIED COST $34,563,222)[5]	36,147,252
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[6]	547,007
		TOTAL NET ASSETS — 100%	$36,694,259
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $4,201,075, which represented 11.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2010, these liquid restricted securities amounted to $4,201,075, which represented 11.4% of total net assets.
3	Affiliated company.
4	7-Day net yield.

5	At March 31, 2010, the cost of investments for federal tax purposes was $34,563,222. The net unrealized appreciation of investments for federal tax purposes was $1,584,030. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,653,746 and net unrealized depreciation from investments for those securities having an excess of cost over value of $69,716.
6	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used, as March 31, 2010, in valuing the Fund's assets carried at fair value:
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$35,434,138	$ —	$35,434,138
Governments/Agencies	—	673,573	—	673,573
Mutual Fund	39,541	—	—	39,541
TOTAL SECURITIES	$39,541	$36,107,711	$ —	$36,147,252
    The following acronyms are used throughout this portfolio:
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

  Federated High-Yield Strategy Portfolio

  Portfolio of Investments

  March 31, 2010 (unaudited)

Shares			Value
		MUTUAL FUND – 100.3%
2,023,888	[1]	High Yield Bond Portfolio	12,932,643
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $12,311,009)[2]	12,932,643
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[3]	(39,938)
		TOTAL NET ASSETS — 100%	$12,892,705
1	Affiliated company.
2	At March 31, 2010, the cost of investments for federal tax purposes was $12,311,009. The net unrealized appreciation of investments for federal tax purposes was $621,634. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $621,634.
3	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Shares of other mutual funds are valued based upon their reported NAVs.
    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
  1

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of March 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  2

  Federated Mortgage Strategy Portfolio

  Portfolio of Investments

  March 31, 2010 (unaudited)

Shares			Value
		MUTUAL FUNDS – 94.1%;1
482,163		Federated Mortgage Core Portfolio	4,865,029
19,677	[2]	Government Obligations Fund, Institutional Shares, 0.02%	19,677
		TOTAL INVESTMENTS — 94.1% (IDENTIFIED COST $4,719,269)[3]	4,884,706
		OTHER ASSETS AND LIABILITIES - NET — 5.9%[4]	303,930
		TOTAL NET ASSETS — 100%	$5,188,636
1	Affiliated companies.
2	7-Day net yield.
3	At March 31, 2010, the cost of investments for federal tax purposes was $4,719,269. The net unrealized appreciation of investments for federal tax purposes was $165,437. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $165,437.
4	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  1

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of March 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  2

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Pool Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 17, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	May 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 17, 2010